INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2022 VND (₫)
Short-term loans from banks
Short-term loans from banks	₫ 21,461,370	$ 884,640,148	₫ 6,268,276
Vietnam Prosperity Joint Stock Commercial Bank
Short-term loans from banks
Short-term loans from banks	5,937,754	244,754,905
Vietnam Technological and Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	6,091,683	251,099,876
Saigon Hanoi Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	2,968,165	122,348,104
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Ha Thanh Branch
Short-term loans from banks
Short-term loans from banks	1,331,946	54,902,968
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Quang Trung Branch
Short-term loans from banks
Short-term loans from banks	1,064,897	43,895,177
Ho Chi Minh City Development Joint Stock Commercial Bank
Short-term loans from banks
Short-term loans from banks	3,353,416	138,228,195
Westlake Flooring Company, LLC
Short-term loans from banks
Short-term loans from banks	303,954	12,529,019
Bac A Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	325,143	13,402,432
Other loans from banks
Short-term loans from banks
Short-term loans from banks	₫ 84,412	$ 3,479,472